American Beacon Flexible Bond Fund

Supplement dated April 6, 2016
to the
Prospectus dated December 29, 2015

The information below supplements the Prospectus dated December 29, 2015 and is in addition to any other supplement(s):

Adriana R. Posada has retired from her position as a portfolio manager for the American Beacon Flexible Bond Fund. Accordingly, all references to Ms. Posada in the Prospectus are deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

American Beacon Flexible Bond Fund

Supplement dated April 6, 2016
to the
Statement of Additional Information dated December 29, 2015

The information below supplements the Statement of Additional Information ("SAI") dated December 29, 2015 and is in addition to any other supplement(s):

Adriana R. Posada has retired from her position as a portfolio manager for the American Beacon Flexible Bond Fund. Accordingly, all references to Ms. Posada in the SAI are deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE